Financial structure and financial costs - Variations of financial debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	$ 62,259	$ 72,843	$ 62,200
Cash changes	(4,965)	(11,505)	9,071
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(1,022)	(347)	(462)
Non-cash changes, Foreign currency	(282)	(416)	25
Non-cash changes, Changes in fair value	(314)	31	191
Non-cash changes, Other	2,408	1,653	1,818
Balance as of the end of the period	58,084	62,259	72,843
Non-current financial debt and related financial instruments
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	47,108	55,422	46,861
Cash changes	1,108	(649)	15,572
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(672)	(57)	(453)
Non-cash changes, Foreign currency	(173)	(119)	133
Non-cash changes, Changes in fair value	(273)	55	244
Non-cash changes, Reclassification Non-current/Current	(6,783)	(9,066)	(8,593)
Non-cash changes, Other	2,218	1,522	1,658
Balance as of the end of the period	42,533	47,108	55,422
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	(2,404)	(4,781)	(912)
Cash changes		(290)	(228)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	24	1	3
Non-cash changes, Foreign currency	52	64	(59)
Non-cash changes, Changes in fair value	(448)	2,432	(2,729)
Non-cash changes, Reclassification Non-current/Current	198	188	118
Non-cash changes, Other	(153)	(18)	(974)
Balance as of the end of the period	(2,731)	(2,404)	(4,781)
Non-current financial debt
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	49,512	60,203	47,773
Cash changes	1,108	(359)	15,800
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(696)	(58)	(456)
Non-cash changes, Foreign currency	(225)	(183)	192
Non-cash changes, Changes in fair value	175	(2,377)	2,973
Non-cash changes, Reclassification Non-current/Current	(6,981)	(9,254)	(8,711)
Non-cash changes, Other	2,371	1,540	2,632
Balance as of the end of the period	45,264	49,512	60,203
Current financial debt and related financial instruments
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	15,155	17,108	15,038
Cash changes	(6,073)	(10,856)	(6,501)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(316)	16	1
Non-cash changes, Foreign currency	(109)	(286)	(130)
Non-cash changes, Changes in fair value	(41)	(24)	(53)
Non-cash changes, Reclassification Non-current/Current	6,783	9,066	8,593
Non-cash changes, Other	190	131	160
Balance as of the end of the period	15,589	15,155	17,108
Current financial assets
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	(252)	(194)	(268)
Cash changes	264	191	178
Non-cash changes, Foreign currency	6	8	(6)
Non-cash changes, Changes in fair value	(97)	(45)	46
Non-cash changes, Reclassification Non-current/Current	(198)	(188)	(118)
Non-cash changes, Other	(124)	(24)	(26)
Balance as of the end of the period	(401)	(252)	(194)
Current borrowings
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	15,035	17,099	14,819
Cash changes	(6,337)	(11,047)	(6,679)
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(316)	15	6
Non-cash changes, Foreign currency	(106)	(283)	(132)
Non-cash changes, Changes in fair value	(69)	(158)	188
Non-cash changes, Reclassification Non-current/Current	6,981	9,254	8,711
Non-cash changes, Other	314	155	186
Balance as of the end of the period	15,502	15,035	17,099
Other current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	372	203	487
Non-cash changes, Change in scope, including IFRS 5 reclassifications		1	(5)
Non-cash changes, Foreign currency	(9)	(11)	8
Non-cash changes, Changes in fair value	125	179	(287)
Balance as of the end of the period	488	372	203
Financial liabilities and financial assets classified as held for sale
Disclosure of detailed information about financial instruments [line items]
Balance as of the beginning of the period	(4)	313	301
Non-cash changes, Change in scope, including IFRS 5 reclassifications	(34)	(306)	(10)
Non-cash changes, Foreign currency		(11)	22
Balance as of the end of the period	$ (38)	$ (4)	$ 313